Intangible assets	12 Months Ended
Dec. 31, 2025
Intangible assets other than goodwill [abstract]
Intangible assets	Intangible assets
Intangible assets are mainly comprised of the intellectual property underlying:
(i)    The exclusive license agreement with the Scripps Research Institute, University of Chicago and Brigham Young
University for which the Group paid a milestone of €45 thousand in September 2019 as a result of an IND filling of
ABX196. The value in use and the fair value less costs to disposal of the ABX196 CGU being nil as of December 31,
2022, a €45 thousand impairment loss was recorded during the year ended December 31, 2022 (see Note 6).
(ii)The collaboration and license agreement with the CNRS, Montpellier 2 university and the Curie for which the Group paid a milestone of €40 thousand in September 2019 as a result of the entry in phase 2 of ABX464.
(iii)Patents acquired through the acquisition of Prosynergia SARL (or "Prosynergia") on April 1, 2022 and amounting to
€6,529 thousand. Considering that Prosynergia only owned patent rights and did not enter into any employee contract, research agreement, collaboration agreement or out-licensed agreement, this acquisition did not meet the definition of a business under IFRS 3. Consequently, the acquisition cost of this group of assets was mostly allocated to the acquired patents, which cover alternative synthesis process for obefazimod and a family of close chemical analogues. They also cover alternative forms of obefazimod (salts thereof and crystalline forms of said salts), the pharmaceutical composition comprising them, that could be of interest to the Group for future development.
The patents are not yet amortized, similarly to licenses, and are included in the ABX464 CGU for impairment test purposes. All patents will expire in 2037.

Licenses and patents recognized as Intangible assets are not amortized since they are not operating in a manner intended by the management. As a consequence, and in accordance with IAS 36, those assets were subject to an annual impairment test as of
December 31, 2023, 2024 and 2025, which did not result in any impairment loss being recognized.

(amounts in thousands of euros)	LICENSES	SOFTWARE	PATENTS	TOTAL
GROSS VALUES
AS OF JANUARY 1, 2023	120	24	6,529	6,673
AS OF DECEMBER 31, 2023	120	24	6,529	6,673
Acquisition	—	3	—	3
AS OF DECEMBER 31, 2024	120	27	6,529	6,677
AS OF DECEMBER 31, 2025	120	27	6,529	6,677

(amounts in thousands of euros)	LICENSES	SOFTWARE	PATENTS	TOTAL
AMORTIZATION
AS OF JANUARY 1, 2023	(45)	(21)	—	(66)
Increase	—	(3)	—	(3)
AS OF DECEMBER 31, 2023	(45)	(24)	—	(70)
Increase	—	(1)	—	(1)
AS OF DECEMBER 31, 2024	(45)	(25)	—	(70)
Increase	—	(1)	—	(1)
AS OF DECEMBER 31, 2025	(45)	(26)	—	(71)

(amounts in thousands of euros)	LICENSES	SOFTWARE	PATENTS	TOTAL
NET BOOK VALUES
AS OF JANUARY 1, 2023	75	3	6,529	6,607
AS OF DECEMBER 31, 2023	75	0	6,529	6,604
AS OF DECEMBER 31, 2024	75	3	6,529	6,606
AS OF DECEMBER 31, 2025	75	2	6,529	6,605